INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Summary of computation of basic and diluted net income per share attribute to ordinary shareholders

The following table sets forth the computation of basic and diluted net income per share attribute to ordinary shareholders:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net income attributable to ordinary shareholders – basic and diluted	1,179,658	1,297,619	1,056,478
Weighted average number of ordinary shares outstanding – basic and diluted	215,259,640	213,996,233	212,433,169
Basic and diluted net income per share attributable to ordinary shares	5.48	6.06	4.97